Income Tax - Summary of Reconciliation Between Income Tax Expense and Income Before Tax Multiplied by Domestic Tax Rate (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Income Tax [Abstract]
Income before income taxes	$ 594,477	$ 443,833	$ 545,361	$ 341,548
Income tax expense reported in the consolidated statements of operations	$ (6,775)	$ (4,596)	$ (11,896)	$ (7,763)